SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 32,971	$ 28,553
Stock-based compensation	4,566	10,132
Research and development credits	11,371	10,742
Capitalized R&D costs	14,536	13,822
Adoption of ASC 842 – Lease Liability	11	1,691
Other deferred tax assets	92	224
Total deferred tax assets	63,547	65,164
Valuation allowance	(62,573)	(62,845)
Deferred tax asset, net of valuation allowance	974	2,319
Adoption of ASC 842 – ROU Asset	(11)	(1,360)
Patent cost	(943)	(917)
Other deferred tax liabilities	(20)	(42)
Total deferred tax liabilities	(974)	(2,319)
Net deferred tax asset (liability)